Retirement Plans - Expected Future Benefit Payments (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Expected future benefit payments, which reflects expected future service
2015	$ 3,220
2016	3,458
2017	3,714
2018	3,803
2019	4,146
2020-2024	25,093
Total	$ 43,434